Note 9 - Income Taxes - Difference Between Financial Statement Tax Expense and Amount Computed by Applying Statutory Federal Tax Rate to Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Federal Income Taxes	$ 4,954,199	$ 4,283,394	$ 4,134,570
Tax-Exempt Interest	(102,345)	(109,759)	(83,903)
Income from Cash Value Life Insurance, net of premiums	(198,730)	(182,532)	(232,988)
Meal and Entertainment Disallowance	14,354	16,813	21,600
Other	69,029	(156,583)	(51,476)
Tax Expense from Tax Rate Changes	2,040,946
Federal Income Tax Expense	$ 6,777,453	$ 3,851,333	$ 3,787,803